Borrowings (Tables)	3 Months Ended
Mar. 31, 2026
Borrowings.
Schedule of borrowings

	March 31,	December 31,
	2026	2025
	€1,000	€1,000
Innovation credit	2,899	2,899
Accrued interest on innovation credit	2,046	1,973

Total	4,945	4,872
Current portion	4,945	4,872
Total non-current portion	—	—